Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Cash, cash equivalents	$ 97,132	$ 9,868	$ 9,654